UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS U.S. LARGE CAP EQUITY FUND

FORM N-Q

AUGUST 31, 2016

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	August 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 1.1%
Gentex Corp.	120,628	$2,145,972
Johnson Controls Inc.	72,953	3,201,178
Lear Corp.	34,265	3,984,677

Total Auto Components		9,331,827

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	41,320	4,779,071

Household Durables - 0.4%
Tempur Sealy International Inc.	43,443	3,406,800	*

Internet & Direct Marketing Retail - 2.1%
Amazon.com Inc.	16,053	12,347,325	*
Priceline Group Inc.	3,600	5,100,228	*

Total Internet & Direct Marketing Retail		17,447,553

Leisure Products - 0.3%
Brunswick Corp.	44,601	2,051,200

Media - 3.8%
CBS Corp., Class B Shares, Non Voting Shares	79,488	4,056,273
Charter Communications Inc., Class A Shares	7,807	2,008,038	*
Comcast Corp., Class A Shares	123,410	8,053,737
Live Nation Entertainment Inc.	93,434	2,496,556	*
Sirius XM Holdings Inc.	500,355	2,071,470	*
Time Warner Inc.	55,796	4,374,964
Walt Disney Co.	85,135	8,041,852

Total Media		31,102,890

Multiline Retail - 0.1%
Macy’s Inc.	21,431	775,374

Specialty Retail - 4.7%
Foot Locker Inc.	71,993	4,725,621
Home Depot Inc.	115,576	15,501,053
Lowe’s Cos. Inc.	88,456	6,772,191
Ross Stores Inc.	65,756	4,092,653
TJX Cos. Inc.	90,520	7,009,869

Total Specialty Retail		38,101,387

Textiles, Apparel & Luxury Goods - 2.4%
Michael Kors Holdings Ltd.	54,026	2,644,573	*
NIKE Inc., Class B Shares	146,702	8,455,903
PVH Corp.	59,377	6,398,466
Skechers USA Inc., Class A Shares	103,120	2,506,847	*

Total Textiles, Apparel & Luxury Goods		20,005,789

TOTAL CONSUMER DISCRETIONARY		127,001,891

CONSUMER STAPLES - 8.5%
Beverages - 2.6%
Coca-Cola Co.	109,570	4,758,625
Dr. Pepper Snapple Group Inc.	30,200	2,829,740
PepsiCo Inc.	125,379	13,384,209

Total Beverages		20,972,574

Food & Staples Retailing - 2.1%
CVS Health Corp.	113,538	10,604,449
Kroger Co.	86,230	2,758,498
Wal-Mart Stores Inc.	21,216	1,515,671
Walgreens Boots Alliance Inc.	33,501	2,703,866

Total Food & Staples Retailing		17,582,484

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	SHARES	VALUE
Food Products - 1.2%
ConAgra Foods Inc.	109,842	$5,119,736
J.M. Smucker Co.	30,555	4,332,393

Total Food Products		9,452,129

Household Products - 1.6%
Church & Dwight Co. Inc.	41,444	4,120,362
Clorox Co.	17,791	2,331,333
Kimberly-Clark Corp.	20,951	2,682,985
Procter & Gamble Co.	45,026	3,931,220

Total Household Products		13,065,900

Tobacco - 1.0%
Altria Group Inc.	36,507	2,412,747
Philip Morris International Inc.	59,533	5,949,133

Total Tobacco		8,361,880

TOTAL CONSUMER STAPLES		69,434,967

ENERGY - 5.6%
Energy Equipment & Services - 1.0%
Halliburton Co.	36,425	1,566,639
Noble Corp. PLC	233,528	1,345,121
Schlumberger Ltd.	64,657	5,107,903

Total Energy Equipment & Services		8,019,663

Oil, Gas & Consumable Fuels - 4.6%
Apache Corp.	58,237	2,894,379
Chevron Corp.	38,500	3,872,330
EOG Resources Inc.	15,935	1,410,088
EQT Corp.	13,586	971,399
Exxon Mobil Corp.	119,006	10,370,183
Marathon Petroleum Corp.	97,801	4,157,521
QEP Resources Inc.	157,354	3,005,461
Tesoro Corp.	52,309	3,945,145
Valero Energy Corp.	133,046	7,364,096

Total Oil, Gas & Consumable Fuels		37,990,602

TOTAL ENERGY		46,010,265

FINANCIALS - 13.5%
Banks - 5.7%
Bank of America Corp.	405,042	6,537,378
Citigroup Inc.	219,644	10,485,805
East-West Bancorp Inc.	61,642	2,289,384
JPMorgan Chase & Co.	190,147	12,834,922
Regions Financial Corp.	475,616	4,741,892
SunTrust Banks Inc.	33,907	1,494,281
U.S. Bancorp	36,454	1,609,444
Wells Fargo & Co.	134,529	6,834,073

Total Banks		46,827,179

Capital Markets - 2.5%
Ameriprise Financial Inc.	47,313	4,782,398
Bank of New York Mellon Corp.	87,971	3,665,751
CME Group Inc.	43,805	4,746,272
Goldman Sachs Group Inc.	10,173	1,723,917
Nasdaq Inc.	72,347	5,151,830

Total Capital Markets		20,070,168

Consumer Finance - 1.3%
American Express Co.	15,744	1,032,492
Discover Financial Services	111,742	6,704,520
Synchrony Financial	105,293	2,930,304

Total Consumer Finance		10,667,316

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	SHARES	VALUE
Diversified Financial Services - 0.3%
Berkshire Hathaway Inc., Class B Shares	15,793	$2,376,688	*

Insurance - 3.7%
AFLAC Inc.	77,956	5,782,776
Allied World Assurance Co. Holdings AG	72,236	2,929,892
Allstate Corp.	47,106	3,248,430
American International Group Inc.	29,210	1,747,634
Assured Guaranty Ltd.	87,124	2,419,434
First American Financial Corp.	39,336	1,694,988
Lincoln National Corp.	62,409	2,997,504
Old Republic International Corp.	82,826	1,592,744
Principal Financial Group Inc.	73,371	3,600,315
Travelers Cos. Inc.	36,695	4,356,064

Total Insurance		30,369,781

TOTAL FINANCIALS		110,311,132

HEALTH CARE - 13.6%
Biotechnology - 5.5%
AbbVie Inc.	90,765	5,818,037
Alexion Pharmaceuticals Inc.	8,485	1,067,922	*
Amgen Inc.	50,406	8,572,044
Biogen Inc.	24,802	7,580,235	*
Celgene Corp.	31,614	3,374,478	*
Gilead Sciences Inc.	108,853	8,531,898
Medivation Inc.	84,043	6,770,504	*
Regeneron Pharmaceuticals Inc.	7,441	2,920,965	*

Total Biotechnology		44,636,083

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	31,356	1,317,579
Baxter International Inc.	51,283	2,396,455
Edwards Lifesciences Corp.	30,858	3,553,607	*
Medtronic PLC	22,906	1,993,509

Total Health Care Equipment & Supplies		9,261,150

Health Care Providers & Services - 3.2%
Aetna Inc.	40,654	4,761,396
CIGNA Corp.	41,475	5,319,584
Express Scripts Holding Co.	66,506	4,834,986	*
McKesson Corp.	25,484	4,704,856
UnitedHealth Group Inc.	48,022	6,533,393

Total Health Care Providers & Services		26,154,215

Life Sciences Tools & Services - 0.6%
Charles River Laboratories International Inc.	31,253	2,600,562	*
PerkinElmer Inc.	36,842	1,961,837

Total Life Sciences Tools & Services		4,562,399

Pharmaceuticals - 3.2%
Allergan PLC	12,110	2,840,280	*
Eli Lilly & Co.	25,427	1,976,949
Johnson & Johnson	49,024	5,850,524
Merck & Co. Inc.	31,500	1,977,885
Mylan NV	22,475	952,041	*
Pfizer Inc.	313,949	10,925,425
Zoetis Inc.	41,274	2,109,102

Total Pharmaceuticals		26,632,206

TOTAL HEALTH CARE		111,246,053

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	SHARES	VALUE
INDUSTRIALS - 11.5%
Aerospace & Defense - 4.2%
Boeing Co.	71,772	$9,290,885
General Dynamics Corp.	54,856	8,350,180
Northrop Grumman Corp.	43,843	9,297,785
United Technologies Corp.	65,636	6,985,640

Total Aerospace & Defense		33,924,490

Airlines - 1.5%
Delta Air Lines Inc.	148,007	5,439,257
Southwest Airlines Co.	195,692	7,217,121

Total Airlines		12,656,378

Building Products - 0.3%
AO Smith Corp.	26,116	2,519,672

Commercial Services & Supplies - 1.1%
Tyco International PLC	93,347	4,077,397
Waste Management Inc.	75,280	4,813,403

Total Commercial Services & Supplies		8,890,800

Construction & Engineering - 0.3%
KBR Inc.	153,266	2,249,945

Industrial Conglomerates - 2.3%
Carlisle Cos. Inc.	15,860	1,663,080
General Electric Co.	336,000	10,496,640
Honeywell International Inc.	53,930	6,294,170

Total Industrial Conglomerates		18,453,890

Machinery - 1.3%
Illinois Tool Works Inc.	41,179	4,894,124
Ingersoll-Rand PLC	33,800	2,298,062
Stanley Black & Decker Inc.	28,086	3,475,643

Total Machinery		10,667,829

Road & Rail - 0.5%
Kansas City Southern	21,348	2,064,778
Union Pacific Corp.	22,390	2,138,917

Total Road & Rail		4,203,695

TOTAL INDUSTRIALS		93,566,699

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 2.1%
Brocade Communications Systems Inc.	292,731	2,628,724
Cisco Systems Inc.	399,550	12,561,852
Juniper Networks Inc.	102,118	2,356,884

Total Communications Equipment		17,547,460

Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics Inc.	67,345	4,433,321	*
Avnet Inc.	83,395	3,475,904

Total Electronic Equipment, Instruments & Components		7,909,225

Internet Software & Services - 3.6%
Alphabet Inc., Class A Shares	14,311	11,303,543	*
Alphabet Inc., Class C Shares	5,043	3,868,233	*
eBay Inc.	31,070	999,211	*
Facebook Inc., Class A Shares	103,829	13,094,914	*

Total Internet Software & Services		29,265,901

IT Services - 2.0%
International Business Machines Corp.	7,590	1,205,899
MasterCard Inc., Class A Shares	35,141	3,395,675
PayPal Holdings Inc.	25,815	959,027	*
Sabre Corp.	54,648	1,538,341
Visa Inc., Class A Shares	74,239	6,005,935
Xerox Corp.	338,295	3,332,206

Total IT Services		16,437,083

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.3%
Intel Corp.	270,398	$9,704,584
Maxim Integrated Products Inc.	219,012	8,918,169
QUALCOMM Inc.	29,969	1,890,145
Teradyne Inc.	174,909	3,683,583
Texas Instruments Inc.	103,015	7,163,663
Xilinx Inc.	67,679	3,668,879

Total Semiconductors & Semiconductor Equipment		35,029,023

Software - 4.5%
Adobe Systems Inc.	59,926	6,131,029	*
Citrix Systems Inc.	52,016	4,535,795	*
Microsoft Corp.	355,615	20,433,638
Oracle Corp.	36,873	1,519,905
Salesforce.com Inc.	58,184	4,620,974	*

Total Software		37,241,341

Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc.	276,564	29,343,440
Hewlett Packard Enterprise Co.	134,076	2,879,953
HP Inc.	131,461	1,889,095
Western Digital Corp.	36,208	1,689,827

Total Technology Hardware, Storage & Peripherals		35,802,315

TOTAL INFORMATION TECHNOLOGY		179,232,348

MATERIALS - 3.3%
Chemicals - 0.4%
Sherwin-Williams Co.	10,932	3,101,518

Containers & Packaging - 2.3%
Avery Dennison Corp.	56,908	4,406,955
Crown Holdings Inc.	45,870	2,487,530	*
International Paper Co.	107,541	5,214,663
Packaging Corp. of America	23,774	1,869,350
Sealed Air Corp.	106,049	4,998,089

Total Containers & Packaging		18,976,587

Metals & Mining - 0.6%
Steel Dynamics Inc.	199,163	4,903,393

TOTAL MATERIALS		26,981,498

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Homes 4 Rent, Class A Shares	111,844	2,446,028
Boston Properties Inc.	21,468	3,008,311
Camden Property Trust	23,401	2,053,906
Digital Realty Trust Inc.	44,945	4,453,600
Equity Lifestyle Properties Inc.	38,043	2,949,474
Kimco Realty Corp.	110,837	3,330,652
Mid-America Apartment Communities Inc.	19,502	1,832,993

Total Equity Real Estate Investment Trusts (REITs)		20,074,964

Real Estate Management & Development - 0.3%
CBRE Group Inc., Class A Shares	95,482	2,853,957	*

TOTAL REAL ESTATE		22,928,921

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T Inc.	92,400	3,777,312
Verizon Communications Inc.	37,395	1,956,880

TOTAL TELECOMMUNICATION SERVICES		5,734,192

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY		SHARES	VALUE
UTILITIES - 2.3%
Electric Utilities - 2.0%
American Electric Power Co. Inc.		73,597	$4,752,158
Edison International		83,949	6,104,771
PG&E Corp.		39,434	2,442,542
Pinnacle West Capital Corp.		37,777	2,834,786

Total Electric Utilities			16,134,257

Multi-Utilities - 0.3%
CMS Energy Corp.		60,476	2,538,178

TOTAL UTILITIES			18,672,435

TOTAL COMMON STOCKS (Cost - $617,751,154)			811,120,401

INVESTMENTS IN UNDERLYING FUNDS - 0.5%
iShares Trust - iShares Russell 1000 Index Fund (Cost - $3,950,905)		33,892	4,094,492

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $621,702,059)			815,214,893

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,717,704)	0.423%	1,717,704	1,717,704

TOTAL INVESTMENTS - 99.9% (Cost - $623,419,763#)			816,932,597
Other Assets in Excess of Liabilities - 0.1%			1,054,185

TOTAL NET ASSETS - 100.0%			$817,986,782

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (formerly QS Batterymarch U.S. Large Cap Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$811,120,401	—	—	$811,120,401
Investments in Underlying Funds	4,094,492	—	—	4,094,492

Total Long-Term Investments	$815,214,893	—	—	$815,214,893

Short-Term Investments†	1,717,704	—	—	1,717,704

Total Investments	$816,932,597	—	—	$816,932,597

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$205,152,094
Gross unrealized depreciation	(11,639,260)

Net unrealized appreciation	$193,512,834

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: October 24, 2016